Annual Total Returns - Fidelity® 500 Index Fund [BarChart] - 02.28 Fidelity 500 Index Fund PRO-13 - Fidelity® 500 Index Fund	Apr. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 04, 2011
Fidelity 500 Index Fund
Bar Chart Table:
Annual Return 2011	2.11%
Annual Return 2012	15.99%
Annual Return 2013	32.37%
Annual Return 2014	13.66%
Annual Return 2015	1.38%
Annual Return 2016	11.97%
Annual Return 2017	21.81%
Annual Return 2018	(4.40%)
Annual Return 2019	31.47%
Annual Return 2020	18.40%